TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable [Abstract]
Schedule of trade accounts receivable

	December 31,
	2021	2022
	RMB	RMB

Amounts due from third parties	30,159	38,942
Amounts due from Sinopec Group Company and fellow subsidiaries	2,199	7,261
Amounts due from associates and joint ventures	6,536	4,240
	38,894	50,443
Less: Loss allowance for ECLs	(4,033)	(4,079)
	34,861	46,364

Schedule of ageing analysis of trade accounts receivable

	December 31,
	2021	2022
	RMB	RMB

Within one year	34,180	46,039
Between one and two years	442	152
Between two and three years	221	88
Over three years	18	85
	34,861	46,364

Schedule of analysis of loss allowance for ECL's

	2020	2021	2022
	RMB	RMB	RMB

Balance as at January 1	1,848	3,860	4,033
Provision for the year	2,173	436	417
Written back for the year	(68)	(127)	(561)
Written off for the year	(23)	(30)	(49)
Others	(70)	(106)	239
Balance as at December 31	3,860	4,033	4,079